Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 45,549	$ 45,609
Marketing Suppliers [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	23,716	28,301
Provision for Invoices to be Received [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	8,027	6,285
Affiliated Agencies [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	801	977
Other Suppliers [Member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 13,005	$ 10,046